Adoption of IFRS 16 Leases - Detailed impact on the consolidated balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 4,834	£ 4,691	£ 4,455	£ 4,238
Other financial assets	338	405	404	281
Current assets
Trade and other receivables	3,587	2,692	2,694	3,541
Current liabilities
Other current financial liabilities	(474)	(371)	(307)	(306)
Trade and other payables	(4,474)	(4,189)	(4,202)	(4,415)
Non-current liabilities
Other financial liabilities	(405)	(311)	(124)	(154)
Provisions	£ (320)	(314)	£ (317)	£ (295)
IFRS 16
Non-current assets
Property, plant and equipment		236
Other financial assets		1
Current assets
Trade and other receivables		(2)
Current liabilities
Other current financial liabilities		(64)
Trade and other payables		13
Non-current liabilities
Other financial liabilities		(187)
Provisions		£ 3